Rule 497(e)
1940 Act File No. 811-09997
1933 Act Registration No. 333-40128

BAIRD FUNDS, INC.

Taxable Bond Funds	Municipal Bond Funds
Baird Ultra Short Bond Fund (Investor Class: BUBSX) (Institutional Class: BUBIX)	Baird Short-Term Municipal Bond Fund (Investor Class: BTMSX) (Institutional Class: BTMIX)
Baird Short-Term Bond Fund (Investor Class: BSBSX) (Institutional Class: BSBIX)	Baird Strategic Municipal Bond Fund (Investor Class: BSNSX) (Institutional Class: BSNIX)
Baird Intermediate Bond Fund (Investor Class: BIMSX) (Institutional Class: BIMIX)	Baird Quality Intermediate Municipal Bond Fund (Investor Class: BMBSX) (Institutional Class: BMBIX)
Baird Aggregate Bond Fund (Investor Class: BAGSX) (Institutional Class: BAGIX)	Baird Core Intermediate Municipal Bond Fund (Investor Class: BMNSX) (Institutional Class: BMNIX)
Baird Core Plus Bond Fund (Investor Class: BCOSX) (Institutional Class: BCOIX)	Baird Municipal Bond Fund (Investor Class: BMQSX) (Institutional Class: BMQIX)
Supplement dated December 15, 2023 to the
Statement of Additional Information (“SAI”) dated May 1, 2023

Special Meeting of Shareholders

The Board of Directors of Baird Funds, Inc. (the “Company”) has determined to hold a special meeting of shareholders in the second quarter of 2024. As part of a succession plan, Mr. John W. Feldt and Mr. Fredrick P. Stratton, Jr. intend to retire from the Board of Directors on April 30, 2024. The Board of Directors determined to set the size of the Board at five directors following the shareholder meeting and has nominated a new director to fill the vacancy created by Mr. Feldt’s and Mr. Stratton’s retirements. Accordingly, at the shareholder meeting, shareholders of the Company will be asked to elect five nominees to serve as directors of the Company. The nominees include four incumbent directors – Ms. Marlyn J. Spear, Mr. Cory L. Nettles, Mr. Darren R. Jackson, and Mr. David J. Lubar – and the new director nominee: Mr. Leonard R. (Randy) Johnson.

Proxy materials explaining the proposal in more detail will be sent to shareholders of record prior to the special shareholder meeting in 2024.

This Supplement should be retained with the SAI for future reference.
The date of this SAI Supplement is December 15, 2023.